Expense Example {- Franklin Adjustable U.S. Government Securities Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Adjustable U.S. Government Securities Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 323
3 years	532
5 years	759
10 years	1,410
Class A1
Expense Example:
1 year	308
3 years	486
5 years	680
10 years	1,238
Class C
Expense Example:
1 year	240
3 years	439
5 years	760
10 years	1,668
Class R6
Expense Example:
1 year	62
3 years	204
5 years	358
10 years	807
Advisor Class
Expense Example:
1 year	75
3 years	236
5 years	411
10 years	$ 918